Pension And Postretirement Benefit Costs (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	6.00%	6.00%	6.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 69,083	$ 64,533	$ 61,361
Defined contribution plan, employer matching percentage of percentage of employee contribution	25.00%	25.00%	25.00%
Defined contribution, expected employer contribution in the next fiscal year	70,000
Defined contribution, maximum match	2,500
Pension Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Expected contribution by the employer	2,470,000
Percentage allowance fluctuation before assets	5.00%
Postretirement Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Expected contribution by the employer	1,630,000
Current portion of accrued benefit cost	$ 1,630,000	$ 1,600,000